Cover	Feb. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2025
Entity File Number	000-00000
Entity Registrant Name	KB Global Holdings Limited
Entity Central Index Key	0001897525
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No 3 Building of No 1 Jiali Construction Plaza FL 13
Entity Address, Address Line Two	No.4th Central Road
Entity Address, City or Town	Futian
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	0755
Local Phone Number	8320 1415
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false